Equity Investments	12 Months Ended
Dec. 31, 2018
Equity Investments
Equity Investments

(D.5)   Equity Investments

Accounting Policies, Judgments, and Estimates

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets into the following categories: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL), depending on the contractual cash flows of and our business model for holding the respective asset.

For equity securities, as the cash flow characteristics are typically other than solely principal and interest, we take an investment-by-investment decision whether to classify as FVTPL or FVOCI. Judgment is required particularly in estimating the fair values of equity securities that are not listed publicly.

Gains / losses on equity securities at FVTPL include gains / losses from fair value fluctuations, from disposals as well as dividends while gains / losses on equity securities at FVOCI only include dividends, all of which are shown in Financial Income, net. Regular way purchases and sales are recorded as at the trade date.

Equity Investments

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	1,248	1,248	0	827	827
Investments in associates	0	26	26	0	32	32
Total	0	1,274	1,274	0	859	859
Other financial assets	448	1,536	1,984	990	1,155	2,145
% of other financial assets	0	83	64	0	74	40

For a list of the names of other equity investments, see Note (G.10).

Financial Commitments in Venture Capital Funds

€ millions	2018	2017
Investments in venture capital funds	187	182

SAP invests and holds interests in unrelated parties that manage investments in venture capital. On December 31, 2018, total commitments to make such investments amounted to €418 million (2017: €342 million), of which €232 million had been drawn (2017: €161 million). By investing in such venture capital funds, we are exposed to the risks inherent in the business areas in which the entities operate. Our maximum exposure to loss is the amount invested plus unavoidable future capital contributions.

Maturities

€ millions	12/31/2018
Investments in Venture
Capital Funds
Due 2019	187
Due 2020 to 2023	0
Due thereafter	0
Total	187